Financial Instruments and Risk Management	12 Months Ended
Oct. 31, 2021
Financial Instruments and Risk Management
Financial Instruments and Risk Management

22. Financial Instruments and Risk Management

The Company’s activities expose it to a variety of financial risks. The Company is exposed to credit, liquidity, interest and market risk due to holding certain financial instruments. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

Risk management is carried out by senior management in conjunction with the Board of Directors.

Fair value

The Company classifies fair value measurements using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The fair value hierarchy has the following levels:

-	Level 1 – Quoted prices (unadjusted) in active markets for identical assets and liabilities
-	Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
-	Level 3 – Inputs for the asset or liability that are not based on observable market data (unobservable inputs)

The Company assessed that the fair values of cash, accounts receivable, loans receivable, accounts payable and accrued liabilities, and other current liabilities approximate their carrying amounts largely due to the short-term nature of these instruments.

The following methods and assumptions were used to estimate the fair value:

-	Marketable securities are determined based on level 1 inputs, as the prices for the marketable securities are quoted in public exchanges.
-	Derivative warrant liabilities are designated as FVTPL and are measured using level 2 inputs. The fair value of the derivative warrant liabilities are measured each reporting period with changes in the fair value recognized in the consolidated statement of loss and comprehensive loss. Assumptions used to calculate the fair value include stock price, volatility, and risk-free interest rate.
-	Long-term fixed-rate notes receivables and loans payable are initially recorded at fair value and are evaluated by the Company based on level 2 inputs such as discounted future interest and principal payments using current market interest rates of instruments using similar terms. These instruments are subsequently measured through amortized cost, through accretion and interest income recognized through the statement of loss and comprehensive loss.
-	The contingent consideration related to the Smoke Cartel business combination is designated as FVTPL and is measured using level 3 inputs. The fair value of the contingent consideration is measured at each reporting period. The fair value calculation requires inputs such as the forecasted future cash flows of Smoke Cartel. During the fourth quarter of the year, the Company

22. Financial Instruments and Risk Management (continued)

finalized the revenue targets related to the contingent consideration and measured the fair value based on the finalized revenue targets, recognizing the change in fair value through the statement of loss and comprehensive loss.

-	The Convertible debentures are evaluated by the Company based on level 2 inputs such as the effective interest rate and the market rates of comparable securities. The convertible debentures are initially measured at amortized cost and at each reporting period accretion incurred in the period is recorded to transaction costs in the consolidated statement of loss and comprehensive loss.
-	The Halo convertible promissory note receivable is a non-derivative financial asset with fixed or determinable payments that are not quoted in an active market and is recorded at fair value based on level 2 inputs. The fair value of these assets were estimated on discounted future interest and principal payments using current market interest rates of instruments using similar terms. The promissory note failed the SPPI test due to the conversion feature of the note, therefore this note will be subsequently recognized at fair value through profit or loss on the consolidated statement of loss and comprehensive loss.
-	The liabilities associated with the put options included in the acquisitions of FABCBD and Blessed have been recorded at fair value based on level 3 inputs. The value of the put is calculated using discounted cash flows. The valuation model considers the present value of the future obligation using a multiple of forecasted trailing twelve month EBITDA for FABCBD and forecasted twelve month revenue for Blessed CBD, and a risk-adjusted discount rate for both FABCBD and Blessed. Significant unobservable inputs include expected cash flows and the risk adjusted interest rate. The estimated fair value would increase (decrease) if the expected cash flows were higher (lower) or the risk adjusted interest rate were lower (higher).

Derivative Liability measured through FVTPL
$
Balance at October 31, 2020	-
Contingent consideration from acquisition of Smoke Cartel	1,319
Put obligation liability from acquisition of FABCBD	3,722
Put obligation liability from acquisition of Blessed CBD	4,323
Loss included in 'Loss on revaluation of derivative liability'	(578)
Balance at October 31, 2021	8,786

Sensitivity Analysis
$
Expected cash flows (10% movement)	710

Marketable securities

In connection with the Company’s acquisition of META on November 18, 2020, the Company acquired 2,996,612 shares of Epsilon Healthcare Limited (“Epsilon” formerly ‘THC Global Group Limited’). The fair value of the Epsilon shares amounting to $360 has been recognized as a marketable security, based on the trading price of THC’s shares. In addition, to this the Company has also acquired 400,000 shares of Pathway Health Corp. (“Pathway”) which were granted as part of consideration for an asset sale agreement with Meta prior to acquisition amounting to $200, which were updated to fair value of $96 at October 31, 2021, as well as recorded $225 in GICs as a marketable security.

Credit risk

Credit risk arises when a party to a financial instrument will cause a financial loss for the counter party by failing to fulfill its obligation. Financial instruments that subject the Company to credit risk consist primarily of cash, accounts receivable and loans receivable. The credit risk relating to cash and restricted marketable securities balances is limited because the counterparties are large commercial banks. The amounts reported for accounts receivable in the statement of consolidated financial position is net of expected credit loss and the net carrying value represents the Company’s maximum exposure to credit risk. Accounts receivable credit exposure is minimized by entering into transactions with creditworthy counterparties and monitoring the age and balances outstanding on an ongoing basis. Sales to retail customers are required to be settled in cash or using major credit cards, mitigating credit risk.

22. Financial Instruments and Risk Management (continued)

The following table sets forth details of the aging profile of accounts receivable and the allowance for expected credit loss:

As at	October 31, 2021	October 31, 2020
	$	$
Current (for less than 30 days)	3,794	1,822
31 – 60 days	533	246
61 – 90 days	333	202
Greater than 90 days	1,978	762
Less allowance	(144)	(359)
	6,494	2,673

For the year ended October 31, 2021, $247 in trade receivables were written off against the loss allowance due to bad debts (year ended October 31, 2020 – $1,280). Individual receivables which are known to be uncollectible are written off by reducing the carrying amount directly. The remaining accounts receivable are evaluated by the Company based on parameters such as interest rates, specific country risk factors, and individual creditworthiness of the customer. Based on this evaluation, allowances are taken into account for the estimated losses of these receivables.

The Company performs a regular assessment of collectability of accounts receivables. In determining the expected credit loss amount, the Company considers the customer’s financial position, payment history and economic conditions. For the year ended October 31, 2021, management reviewed the estimates and have not created any additional loss allowances on trade receivable.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company generally relies on funds generated from operations, equity and debt financings to provide sufficient liquidity to meet budgeted operating requirements and to supply capital to expand its operations. The Company continues to seek capital to meet current and future obligations as they come due. Maturities of the Company’s financial liabilities are as follows:

	Contractual cash flows	Less than one year	1-3 years	3-5 years	Greater than 5 years
	$	$		$	$
October 31, 2020
Accounts payable and accrued liabilities	6,421	6,421	-	-	-
Notes payable	4,528	1,939	2,290	162	137
Derivative liability	764	-	-	764	-
Convertible debentures	25,822	14,446	-	11,376	-
Undiscounted lease obligations	24,184	3,283	9,142	5,335	6,424
Total	61,719	26,089	11,432	17,637	6,561
October 31, 2021
Accounts payable and accrued liabilities	18,532	18,532	-	-	-
Notes payable	17,493	5,600	78	11,755	60
Derivative liability	11,673	9,980	1,693	-	-
Convertible debentures	8,163	946	-	7,217	-
Undiscounted lease obligations	35,201	8,454	12,773	6,382	7,592
Total	91,062	43,512	14,544	25,354	7,652

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in the market interest rate related primarily to the Company’s current credit facility with variable interest rates.

At October 31, 2021, approximately 84% of the Company’s borrowings are at a fixed rate of interest (2020: 100%)

22. Financial Instruments and Risk Management (continued)

Foreign currency risk

Foreign currency risk is defined as the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Company maintains cash balances and enters into transactions denominated in foreign currencies, which exposes the Company to fluctuating balances and cash flows due to variations in foreign exchange rates.

The Canadian dollar equivalent carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as at October 31, 2021 was as follows:

(Canadian dollar equivalent amounts of US dollar and Euro balances)	October 31, 2021	October 31, 2021	October 31, 2021	October 31, 2021	October 31,
	(GBP)	(Euro)	(USD)	Total	2020
	$	$	$	$	$
Cash	1,323	139	2,570	4,032	975
Accounts receivable	474	73	342	889	653
Accounts payable and accrued liabilities	(609)	(1,281)	(2,516)	(4,406)	(1,728)
Net monetary assets	1,188	(1,069)	396	515	(100)

Assuming all other variables remain constant, a fluctuation of +/- 5.0 percent in the exchange rate between the United States dollar and the Canadian dollar would impact the carrying value of the net monetary assets by approximately +/- $21 (October 31, 2020 - $34). Maintaining constant variables, a fluctuation of +/- 5.0 percent in the exchange rate between the Euro and the Canadian dollar would impact the carrying value of the net monetary assets by approximately +/- $29 (October 31, 2020 - $39), and a fluctuation of +/- 5.0 percent in the exchange rate between the GBP and Canadian dollar would impact the carrying value of the net monetary assets by approximately +/- $37 (October 31, 2020 - $0). To date, the Company has not entered into financial derivative contracts to manage exposure to fluctuations in foreign exchange rates.